Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Details of Other Liabilities

	2023				2022		2021
	Non-current		Current		Non-current	Current	Non-current	Current
Liabilities for concessions	8		67		18	7	8	8
Liabilities for contractual claims	104	(1)	49	(1)	1	1	1	26	(2)
Miscellaneous	-		6		-	4	-	-

	112		122		19	12	9	34

(1)	See Note 16.a.2).
(2)	See Note 34.d).